CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 7,189	$ 10,436
Short-term bank deposits	20,970	9,126
Trade receivables	78	2,476
Prepaid expenses	572	443
Other receivables	203	1,478
Inventory	2,850	3,145
Total current assets	31,862	27,104
NON-CURRENT ASSETS
Property and equipment, net	197	386
Right-of-use assets, net	800	967
Intangible assets, net	10,408	10,449
Total non-current assets	11,405	11,802
Total assets	43,267	38,906
CURRENT LIABILITIES
Current maturities of long-term loan	4,479	4,479
Accounts payable and accruals:
Trade	3,465	5,583
Other	2,767	3,131
Current maturities of lease liabilities	408	522
Warrants	4,360	1,691
Total current liabilities	15,479	15,406
NON-CURRENT LIABILITIES
Long-term loan, net of current maturities	6,718	8,958
Lease liabilities	998	1,081
Total non-current liabilities	7,716	10,039
COMMITMENTS AND CONTINGENT LIABILITIES
Total liabilities	23,195	25,445
EQUITY
Ordinary shares	71,819	38,097
Share premium	327,475	353,693
Warrants	3,686	5,367
Capital reserve	17,148	17,547
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(398,640)	(399,827)
Total equity	20,072	13,461
Total liabilities and equity	$ 43,267	$ 38,906